Cover Page	6 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	6-K
Document Period End Date	Sep. 30, 2025
Entity Registrant Name	VODAFONE GROUP PUBLIC LTD CO
Entity Central Index Key	0000839923
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Amendment Flag	false